Revenue - Summary of Deferred Revenue to be Recognized (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	$ 160,182	$ 142,604	$ 134,428
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	93,303
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	40,540
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	19,492
2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Deferred revenue	$ 6,847